Taxes Receivable (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure Of Taxes Recoverable [Abstract]
Disclosure of current taxes receivables [Table Text Block]
	April 30, 2024	April 30, 2023
	$	$
Goods and Service Tax (GST) recoverable	108,542	84,648
Mexican Value Added Tax (IVA) recoverable - current	15,355,053	17,413,877
Total current taxes receivable	15,463,595	17,498,525

*Mexican IVA is net of provision of $472,397 (5,868,290 Mexican pesos ("MXN")) (April 30, 2023 - $442,656 (MXN 5,868,290)).

Disclosure of non - current taxes receivables [Table Text Block]
	April 30, 2024	April 30, 2023
	$	$
Mexican Value Added Tax (IVA) recoverable - long-term	5,846,416	-
Total non-current taxes receivable	5,846,416	-